General (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of General Information About Financial Statements Text Block Abstract
Schedule of subsidiaries
Name of company	In this report	Principal place of business	Nature of business activities	Percentage held directly by the Company	Rate of shares held directly or indirectly by the Company
Safe-T Data A.R Ltd.	Safe-T	Israel	Enterprise cybersecurity solutions	100%	100%
Safe-T USA Inc.		USA	Enterprise cybersecurity solutions	-	100%
NetNut Ltd.	NetNut	Israel	Enterprise privacy solutions	100%	100%
NetNut Networks LLC	NNNW	USA	Enterprise privacy solutions	-	100%
CyberKick Ltd.	CyberKick	Israel	Consumer cybersecurity and privacy solutions	100%	100%
Spell Me Ltd.		Seychelles	Consumer cybersecurity and privacy solutions	-	100%
iShield Inc.		USA	Consumer cybersecurity and privacy solutions	-	100%
RoboVPN Inc. (1)	RoboVPN	USA	Consumer cybersecurity and privacy solutions	-	100%